SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Combination

Basis of Presentation and Principles of Combination

The accompanying condensed consolidated and combined financial statements include the accounts of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. The condensed consolidated and combined financial statements include the accounts of Hyperfine and Liminal which are under common control because affiliates of the founder of Hyperfine and Liminal directly or indirectly hold more than 50% of the voting ownership interest of each entity. All intercompany transactions and balances have been eliminated.

These condensed consolidated and combined financial statements should be read in conjunction with the financial statements and notes included in the Company’s audited combined financial statements as of and for the years ended December 31, 2020 and 2019. The condensed consolidated and combined balance sheet as of December 31, 2020 included herein was derived from the audited combined financial statements as of that date, but does not include all disclosures, including certain notes required by U.S. GAAP, on an annual reporting basis.

In the opinion of management, the accompanying condensed consolidated and combined financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods. The results for the nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for any subsequent quarter, the year ending December 31, 2021, or any other period.

Except as described elsewhere in this Note 2 under the heading “Recent Accounting Pronouncements”, there have been no material changes to the Company’s significant accounting policies as described in the audited combined financial statements as of December 31, 2020 and 2019.

Basis of Presentation and Principles of Combination

The accompanying combined financial statements include the accounts of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”). The combined financial statements include the accounts of Hyperfine and Liminal which are under common control because the affiliates of the founder of Hyperfine and Liminal directly or indirectly hold more than 50% of the voting ownership interest of each entity. All intercompany transactions and balances have been eliminated.

COVID19 Outbreak

COVID-19 Outbreak

The recent outbreak of the novel coronavirus (“COVID-19”), which was declared a pandemic by the World Health Organization on March 11, 2020 and declared a National Emergency by the President of the United States on March 13, 2020, has led to adverse impacts on the U.S. and global economies and created uncertainty regarding potential impacts on the Company’s operating results, financial condition and cash flows. The COVID-19 pandemic has had, and is expected to continue to have, an adverse impact on the Company’s operations, particularly as a result of preventive and precautionary measures that the Company, other businesses, and governments are taking. Governmental mandates related to COVID-19 or other infectious diseases, or public health crises, have impacted, and the Company expects them to continue to impact, its personnel and personnel at third-party manufacturing facilities in the United States and other countries, and the availability or cost of materials, which could disrupt or delay the Company’s receipt of instruments, components and supplies from the third parties the Company relies on to, among other things, produce its products. The COVID-19 pandemic has also had an adverse effect on the Company’s ability to attract, recruit, interview and hire at the pace the Company would typically expect to support its rapidly expanding operations. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain or address the COVID-19 pandemic, as well as its economic impacts.

In adjusting to the COVID-19 market and manufacturing conditions, the Company did not have to materially adjust its existing resource allocation or its factors of production. The Company has not incurred any significant impairment losses in the carrying values of its assets as a result of the COVID-19 pandemic and is not aware of any specific related event or circumstance that would require the Company to revise its estimates reflected in its condensed consolidated and combined financial statements.

The estimates of the impact on the Company’s business may change based on new information that may emerge concerning COVID-19 and the actions to contain it or address its impact and the economic impact on local, regional, national and international markets. While the Company is unable to predict the full impact that the COVID-19 pandemic will have on its future results of operations, liquidity and financial condition due to numerous uncertainties, including the duration of the pandemic, and the actions that may be taken by government authorities across the United States and elsewhere, it is not expected to result in any significant changes in costs going forward.

COVID-19 Outbreak

The recent outbreak of the novel coronavirus (“COVID-19”), which was declared a pandemic by the World Health Organization on March 11, 2020 and declared a National Emergency by the President of the United States on March 13, 2020, has led to adverse impacts on the U.S. and global economies and created uncertainty regarding potential impacts on the Company’s operating results, financial condition and cash flows. The COVID-19 pandemic has had, and is expected to continue to have, an adverse impact on the Company’s operations, particularly as a result of preventive and precautionary measures that the Company, other businesses, and governments are taking. Governmental mandates related to COVID-19 or other infectious diseases, or public health crises, have impacted, and the Company expects them to continue to impact, its personnel and personnel at third-party manufacturing facilities in the United States and other countries, and the availability or cost of materials, which could disrupt or delay the Company’s receipt of instruments, components and supplies from the third parties the Company relies on to, among other things, produce its products. The COVID-19 pandemic has also had an adverse effect on the Company’s ability to attract, recruit, interview and hire at the pace the Company would typically expect to support its rapidly expanding operations. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition, including expenses and research and development costs, will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain or treat COVID- 19, as well as the economic impacts.

In adjusting to the COVID-19 market and manufacturing conditions, the Company did not have to materially adjust its existing resource allocation or its factors of production. The Company has not incurred any significant impairment losses in the carrying values of its assets as a result of the COVID-19 pandemic and is not aware of any specific related event or circumstance that would require the Company to revise its estimates reflected in its combined financial statements.

The estimates of the impact on the Company’s business may change based on new information that may emerge concerning COVID-19 and the actions to contain it or treat its impact and the economic impact on local, regional, national and international markets. While the Company is unable to predict the full impact that the COVID-19 pandemic will have on its future results of operations, liquidity and financial condition due to numerous uncertainties, including the duration of the pandemic, and the actions that may be taken by government authorities across the United States and elsewhere, it is not expected to result in any significant changes in costs going forward.

Liquidity and Going Concern

Liquidity and Going Concern

Since its inception, the Company has funded its operations primarily with proceeds from the sale of convertible preferred stock. The Company started to generate revenue during the year ended December 31, 2020 in the amount of $294 and has revenue for the nine months ended September 30, 2021 of $1,060. The Company has funded its operations primarily with proceeds from the issuance of capital to private investors. As a result, the Company has incurred a significant cash burn and recurring net losses since its inception, which includes a net loss of $38,766 and $16,565 for the nine months ended September 30, 2021 and 2020, respectively, and an accumulated deficit of $110,235 and $71,469 as of September 30, 2021 and December 31, 2020, respectively. The Company expects to continue to incur a significant cash burn and recurring net losses for the foreseeable future until such time that the Company can generate enough gross profit through increasing its product sales to cover all of its operating expenses on its existing product and successfully commercialize its products that are currently under development. However, the Company can provide no assurance that such products will be successfully developed and commercialized in the future.

Management anticipates the Company will be able to raise additional capital needed to sustain the Company’s operations and meet its obligations as they become due over the next twelve months upon consummation of the proposed Business Combination with HealthCor (See Note 1). However, the Company can provide no assurance the proposed Business Combination will be successfully consummated, or that enough capital will be received to fund the Company’s operations over the next twelve months. If the proposed Business Combination is not successfully consummated or enough capital received, the Company will have to seek other sources of capital, or pursue other strategic alternatives, which could include, among other things, a significant reduction in the Company’s current cost structure, a significant reduction in the Company’s product development strategy, a sale of the Company, or a filing of insolvency or cessation of the Company’s operations.

Management believes these uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated and combined financial statements have been prepared on the basis that the Company will continue to operate as a going concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying condensed consolidated and combined financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Liquidity and Going Concern

Since its inception, the Company has funded its operations primarily with proceeds from the sale of convertible preferred stock. The Company started to generate revenue during the year ended December 31, 2020 in the amount of $294. The Company has funded its operations primarily with proceeds from the issuance of capital to private investors. As a result, the Company has incurred a significant cash burn and recurring net losses since its inception, which includes a net loss of $23,427 and $19,415 for the years ended December 31, 2020 and 2019, respectively, and an accumulated deficit of $71,469 and $48,042, as of December 31, 2020 and 2019, respectively. The Company expects to continue to incur a significant cash burn and recurring net losses for the foreseeable future until such time that the Company can improve the gross margin on its existing product and successfully commercialize its products that are currently under development. However, the Company can provide no assurance that such products will be successfully developed and commercialized in the future.

Management anticipates the Company will be able to raise additional capital needed to sustain the Company’s operations and meet its obligations as they become due over the next twelve months upon consummation of the proposed business combination with HealthCor Catalio Acquisition Corp. (“HealthCor”) (See Note 16). However, the Company can provide no assurance the proposed business combination will be successfully consummated, or that enough capital will be received to fund the Company’s operations over the next twelve months. If the proposed business combination is not successfully consummated or enough capital received, the Company will have to seek other sources of capital, or pursue other strategic alternatives, which could include, among other things, a significant reduction in the Company’s current cost structure, a significant reduction in the Company’s product development strategy, a sale of the Company, or a filing of insolvency or cessation of the Company’s operations.

Management believes these uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying combined financial statements have been prepared on the basis that the Company will continue to operate as a going concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying combined financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents. At September 30, 2021 and December 31, 2020, substantially all the Company’s cash and cash equivalents were invested in money market accounts at one financial institution. The Company also maintains balances in various operating accounts above federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

Significant customers are those that represent more than 10% of the Company’s total revenues or gross accounts receivable balances for the periods and as of each balance sheet date presented. For each significant customer, revenue as a percentage of total revenues and gross accounts receivable as a percentage of total gross accounts receivable were as follows:

	Revenue		Accounts receivable
	For the nine months ended	For the nine months ended	As of	As of
	September 30, 2021	September 30, 2020	September 30, 2021	December 31, 2020
Customer A	11%	0%	6%	0%
Customer B	10%	60%	16%	0%
Customer C	10%	0%	0%	0%
Customer D	6%	0%	12%	0%
Customer E	6%	0%	12%	0%
Customer F	5%	0%	27%	0%
Customer G	3%	0%	0%	53%
Customer H	1%	40%	0%	32%

The Company utilizes a single exclusive manufacturer for its MRI machine. Additionally, the Company purchases spare parts from this manufacturer.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents. At December 31, 2020 and 2019, substantially all the Company’s cash and cash equivalents were invested in money market accounts at one financial institution. The Company also maintains balances in various operating accounts above federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

Significant customers are those that represent more than 10% of the Company’s total revenues or gross accounts receivable balances for the periods and as of each balance sheet date presented. For each significant customer, revenue as a percentage of total revenues and gross accounts receivable as a percentage of total gross accounts receivable were as follows:

	Revenue	Accounts receivable
	For the year ended	As of
	December 31, 2020	December 31, 2020
Customer A	21%	4%
Customer B	21%	0%
Customer C	20%	53%
Customer D	14%	32%
Customer E	11%	0%

The Company utilizes a single exclusive manufacturer for its MRI machine. Additionally, the Company purchases spare parts from this manufacturer.

Segment Information

Segment Information

The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer (“CEO”). Hyperfine and Liminal represent two operating segments. Given the similar qualitative and economic characteristics of the two operating segments, such that both are focused upon the development and commercialization of existing and new products and services, Hyperfine and Liminal are aggregated into one reporting segment. All of the Company’s long-lived assets are located in the United States. All of the revenues were earned in the United States. Since the Company is aggregated into a single operating segment, all required financial segment information is provided in the condensed consolidated and combined financial statements.

Segment Information

The Company’s Chief Operating Decision Maker (“CODM”) is its Executive Vice Chairman and founder. Hyperfine and Liminal represent two operating segments. Given the similar qualitative and economic characteristics of the two operating segments, such that both are focused upon the development and commercialization of existing and new products and services, Hyperfine and Liminal are aggregated into one reporting segment. All of the Company’s long-lived assets are located in the United States. All of the revenues were earned in the United States. Since the Company is aggregated into a single operating segment, all required financial segment information can be found in the combined financial statements.

Use of Estimates

Use of Estimates

The preparation of the condensed consolidated and combined financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions about future events that affect the amounts reported in its condensed consolidated and combined financial statements and accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates and assumptions. Significant estimates and assumptions included:

•

Revenue recognition, including determination of the timing and pattern of satisfaction of performance obligations, determination of the standalone selling price (“SSP”) of performance obligations and estimation of variable consideration;

•	Net realizable value (the selling price as well as estimated costs of disposal and transportation) of inventory, and demand and future use of inventory;
•	Valuation allowances with respect to deferred tax assets; and
•	Assumptions underlying the fair value used in calculation of the stock-based compensation.

The Company bases these estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s condensed consolidated and combined financial statements.

Use of Estimates

The preparation of the combined financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions about future events that affect the amounts reported in its combined financial statements and accompanying notes. Future events and their effects cannot be determined with certainty. On an ongoing basis, management evaluates these estimates and assumptions. Significant estimates and assumptions included:

●	Revenue recognition, including determination of the timing and pattern of satisfaction of performance obligations, determination of the standalone selling price (“SSP”) of performance obligations and estimation of variable consideration;
●	Allowance for doubtful accounts;
●	Measurement and allocation of capitalized costs, the net realizable value (the selling price as well as estimated costs of disposal and transportation) of inventory, and demand and future use of inventory;
●	Valuation allowances with respect to deferred tax assets; and
●	Assumptions underlying the fair value used in calculation of the stock-based compensation.

The Company bases these estimates on historical and anticipated results and trends and on various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s combined financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Accounting pronouncements adopted

In August 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by removing the separation models for convertible debt with a cash conversion feature and convertible instruments with a beneficial conversion feature. These changes will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was bifurcated according to previously existing rules. ASU 2020-06 also requires the application of the if-converted method for calculating diluted earnings per share and the treasury stock method will be no longer available. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2022, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2024, and interim reporting periods within annual reporting periods beginning January 1, 2024, with early adoption permitted. The Company elected to early adopt this accounting pronouncement on January 1, 2021 and there was no material impact on the Company’s condensed consolidated and combined financial statements and disclosures.

Accounting pronouncements issued but not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all of their leases on the balance sheet by recording a lease liability and corresponding right- of-use assets. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020-05 issued by FASB, entities that have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2020, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2022, and interim reporting periods within annual reporting periods beginning January 1, 2023. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s condensed consolidated and combined financial statements and disclosures.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which was subsequently amended in November 2018 through ASU No. 2018-19, “Codification

Improvements to Topic 326, Financial Instruments — Credit Losses.” ASU No. 2016-13 will require entities to estimate lifetime expected credit losses for trade and other receivables, net investments in leases, financing receivables, debt securities and other instruments, which will result in earlier recognition of credit losses. Further, the new credit loss model will affect how entities in all industries estimate their allowance for losses for receivables that are current with respect to their payment terms. ASU No. 2018-19 further clarifies that receivables arising from operating leases are not within the scope of Topic 326. Instead, impairment from receivables of operating leases should be accounted for in accordance with Topic 842, Leases. As per the latest ASU 2020-02, the FASB deferred the timelines for certain small public and private entities, thus the new guidance will be adopted by the Company for the annual reporting period beginning January 1, 2023, including interim periods within that annual reporting period. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s condensed consolidated and combined financial statements and disclosures.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles — Goodwill and Other — Internal-Use Software Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The guidance requires certain costs incurred during the application development stage to be capitalized and other costs incurred during the preliminary project and post-implementation stages to be expensed as they are incurred. Capitalized implementation costs related to a hosting arrangement that is a service contract will be amortized over the term of the hosting arrangement, beginning when the module or component of the hosting arrangement is ready for its intended use. A customer’s accounting for the hosting component of the arrangement is not affected. This new guidance will be effective for the Company for the annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s condensed consolidated and combined financial statements and disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and improves consistent application of and simplifies U.S. GAAP for other areas of Topic 740 by clarifying existing guidance. For the Company, this ASU is effective for fiscal years beginning after January 1, 2022, and interim periods within those fiscal years beginning after January 1, 2023. Early adoption is permitted. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s condensed consolidated and combined financial statements and disclosures.

Recent Accounting Pronouncements

Accounting pronouncements adopted

In June 2018, the FASB issued ASU 2018-07, Compensation — Stock Compensation (Topic 718). The amendments in this update expand the scope of Topic 718 (“ASC 718”) to include share-based payments to nonemployees. An entity is required to apply the requirements of ASC 718 to nonemployee awards except for specific guidance related to option pricing models and the attribution of cost. The Company adopted such guidance on January 1, 2020 and there was no material effect of adoption on the combined financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”), which modifies, removes and adds certain disclosure requirements on fair value measurements. The new guidance will be required for the Company for the annual reporting period beginning January 1, 2020 and interim periods within that fiscal year. The Company adopted this guidance on January 1, 2020 and there was no material effect of adoption on the combined financial statements.

Accounting pronouncements issued but not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all their leases on the balance sheet by recording a lease liability and corresponding right-of- use assets. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020-05 issued by FASB, entities who have not yet issued or made available for issuance the combined financial statements as of June 3, 2020 can defer the new guidance for one year. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2020, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2022, and interim reporting periods within annual reporting periods beginning January 1, 2023. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s combined financial statements and disclosures.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which was subsequently amended in November 2018 through ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments — Credit Losses.” ASU No. 2016-13 will require entities to estimate lifetime expected credit losses for trade and other receivables, net investments in leases, financing receivables, debt securities and other instruments, which will result in earlier recognition of credit losses. Further, the new credit loss model will affect how entities in all industries estimate their allowance for losses for receivables that are current with respect to their payment terms. ASU No. 2018-19 further clarifies that receivables arising from operating leases are not within the scope of Topic 326. Instead, impairment from receivables of operating leases should be accounted for in accordance with Topic 842, Leases. As per the latest ASU 2020-02, FASB deferred the timelines for certain small public and private entities, thus the new guidance will be adopted by the Company for the annual reporting period beginning January 1, 2023, including interim periods within that annual reporting period. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s combined financial statements and disclosures.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles — Goodwill and Other — Internal-Use Software Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The guidance requires certain costs incurred during the application development stage to be capitalized and other costs incurred during the preliminary project and post-implementation stages to be expensed as they are incurred. Capitalized implementation costs related to a hosting arrangement that is a service contract will be amortized over the term of the hosting arrangement, beginning when the module or component of the hosting arrangement is ready for its intended use. A customer’s accounting for the hosting component of the arrangement is not affected. This new guidance will be effective for the Company for annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s combined financial statements and disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and improves consistent application of and simplifies US GAAP for other areas of Topic 740 by clarifying existing guidance. For the Company, this ASU is effective for fiscal years beginning after January 1, 2022, and interim periods within those fiscal years beginning after January 1, 2023 Early adoption is permitted. The Company is in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s combined financial statements and disclosures.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by removing the separation models for convertible debt with a cash conversion feature and convertible instruments with a beneficial conversion feature. These changes will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was bifurcated according to previously existing rules. ASU 2020-06 also requires the application of the if-converted method for calculating diluted earnings per share and the treasury stock method will be no longer available. For public entities, this guidance is effective for annual reporting periods beginning January 1, 2022, including interim periods within that annual reporting period. For the Company, this guidance is effective for annual reporting periods beginning January 1, 2024, and interim reporting periods within annual reporting periods beginning January 1, 2024, with early adoption permitted. The Company elected to early adopt this accounting pronouncement for the fiscal year beginning January 1, 2021 and is currently in the process of evaluating the impact that the adoption of this pronouncement will have on the Company’s combined financial statements and disclosures.